Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Maturity Analysis of The Undiscounted Cash Flows of Operating Lease Liabilities
A maturity analysis of the annual undiscounted cash flows of the Company’s operating lease liabilities as of December 31, 2023 and June 30, 2024, is presented in the following table:

	December 31, 2023	June 30, 2024
	(in thousands)
One year	$1,027	$1,327
Two years	1,279	1,143
Three years	1,066	1,801
Four years	1,274	—
Total undiscounted operating lease commitments	4,646	4,271
Less: Discount adjustment	(232)	(170)
Total operating lease liabilities	4,414	4,101
Less: current portion	(914)	(1,234)
Operating lease liabilities, non-current portion	$3,500	$2,867